Investments in associates and joint ventures (Details 2)	12 Months Ended
	Jun. 30, 2023 ARS ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 ARS ($)	Jun. 30, 2021 ARS ($)	Jun. 30, 2023 USD ($)
Statement [Line Items]
Current assets	$ 214,938,000,000		$ 243,580,000,000
Non-current assets	854,415,000,000		897,329,000,000
Current liabilities	195,017,000,000		318,149,000,000
Non-current liabilities	391,310,000,000		376,961,000,000
Goodwill and others	9,967,000,000		9,231,000,000
Revenues	190,405,000,000		206,634,000,000	$ 149,930,000,000
TGLT S.A. [Member]
Statement [Line Items]
Current assets	14,898,000,000		16,192,000,000
Non-current assets	26,748,000,000		26,670,000,000
Current liabilities	17,971,000,000		17,626,000,000
Non-current liabilities	16,790,000,000		16,550,000,000
Net assets	$ 6,885,000,000		$ 8,686,000,000
Ownership interest held by the Group	27.82%	27.82%	27.82%
Interest in associates / joint ventures			$ 2,417		$ 1,915
Goodwill and others			(664)		0
Book value			1,753		1,915
Revenues		$ 13,420	9,050
Net income/(loss)		266	(4,590)
Total comprehensive (loss)/ income		501	(4,503)
Dividends distributed to non-controlling shareholders		0	0
Profit / (loss) from operations		(563)	(2,850)
Cash of investment activities		501	9,074
Cash of financial activities		64	(5,454)
Net (decrease)/ increase in cash and cash equivalents		$ 2	770
Quality Invest [Member]
Statement [Line Items]
Current assets	$ 50,000,000		131,000,000
Non-current assets	20,975,000,000		24,771,000,000
Current liabilities	146,000,000		152,000,000
Non-current liabilities	7,234,000,000		8,448,000,000
Net assets	$ 13,645,000,000		$ 16,302,000,000
Ownership interest held by the Group	50.00%	50.00%	50.00%
Interest in associates / joint ventures			$ 8,151		6,823
Goodwill and others			166		164
Book value			8,317		6,987
Revenues		$ 124	445
Net income/(loss)		(2,768)	(4,236)
Total comprehensive (loss)/ income		(2,768)	(4,236)
Dividends distributed to non-controlling shareholders		0	0
Profit / (loss) from operations		(325)	(90)
Cash of investment activities		48	(71)
Cash of financial activities		234	206
Net (decrease)/ increase in cash and cash equivalents		$ (43)	45
BHSA [Member]
Statement [Line Items]
Current assets	$ 520,170,000,000		520,704,000,000
Non-current assets	139,246,000,000		172,333,000,000
Current liabilities	572,821,000,000		604,692,000,000
Non-current liabilities	6,593,000,000		19,318,000,000
Net assets	$ 80,002,000,000		$ 69,027,000,000
Ownership interest held by the Group	29.91%	29.91%	29.91%
Interest in associates / joint ventures			$ 20,646		23,929
Goodwill and others			190		(11)
Book value			20,836		$ 23,918
Revenues		$ 168,559	116,506
Net income/(loss)		10,306	6,295
Total comprehensive (loss)/ income		10,306	6,295
Dividends distributed to non-controlling shareholders		0	0
Profit / (loss) from operations		8,077	71,590
Cash of investment activities		(1,104)	(517)
Cash of financial activities		8,051	(52,997)
Net (decrease)/ increase in cash and cash equivalents		$ 15,024	$ 18,076